UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio

August 31, 2011
unaudited

Common stocks — 86.90%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.32%
Apple Inc.1	714,600	$275,000
SINA Corp.1	687,500	73,844
Microsoft Corp.	2,690,000	71,554
NetEase.com, Inc. (ADR)1	1,398,000	70,683
ASML Holding NV	1,923,000	68,107
Baidu, Inc., Class A (ADR)1	425,000	61,956
NHN Corp.1	270,000	52,641
First Solar, Inc.1	500,000	49,990
Mail.ru Group Ltd. (GDR)1	1,300,000	46,774
Texas Instruments Inc.	1,750,000	45,867
QUALCOMM Inc.	860,000	44,256
EMC Corp.1	1,950,000	44,050
Rovi Corp.1	852,000	41,654
eBay Inc.1	1,300,000	40,131
Accenture PLC, Class A	730,000	39,121
Avago Technologies Ltd.	1,108,500	36,701
Nokia Corp.	5,200,000	33,614
Gemalto NV	700,000	33,440
Yahoo! Inc.1	2,335,000	31,768
AAC Technologies Holdings Inc.	15,096,000	31,604
Cisco Systems, Inc.	1,935,000	30,341
Logitech International SA1	2,603,600	30,176
Samsung Electronics Co. Ltd.	43,073	30,038
Digital River, Inc.1	1,323,100	26,621
Visa Inc., Class A	300,000	26,364
Trimble Navigation Ltd.1	700,000	25,998
Autodesk, Inc.1	900,000	25,380
Oracle Corp.	896,000	25,151
Electronic Arts1	1,000,000	22,580
Avid Technology, Inc.1	1,800,000	17,712
Monster Worldwide, Inc.1	1,800,000	16,992
FLIR Systems, Inc.	451,762	11,687
Applied Materials, Inc.	915,000	10,358
DTS, Inc.1	275,000	8,448
Maxim Integrated Products, Inc.	350,000	8,067
Linear Technology Corp.	216,000	6,184
Flextronics International Ltd.1	981,534	5,644
KLA-Tencor Corp.	153,000	5,612
Xilinx, Inc.	124,300	3,871
Quantum Corp.1	1,885,000	3,676
AOL Inc.1	115,000	1,792
		1,535,447

CONSUMER DISCRETIONARY — 16.04%
Galaxy Entertainment Group Ltd.1	55,184,000	138,069
DIRECTV, Class A1	2,250,000	98,933
Comcast Corp., Class A	2,315,000	49,796
Comcast Corp., Class A, special nonvoting shares	1,100,000	23,276
Amazon.com, Inc.1	335,000	72,122
Las Vegas Sands Corp.1	1,285,000	59,842
Virgin Media Inc.	2,353,000	59,672
Walt Disney Co.	1,600,000	54,496
News Corp., Class A	2,602,815	44,951
Kabel Deutschland Holding AG, non-registered shares1	800,000	44,761
Daily Mail and General Trust PLC, Class A, nonvoting	6,670,000	43,764
Li & Fung Ltd.	22,000,000	39,672
Paddy Power PLC	715,000	36,503
Garmin Ltd.	1,051,200	35,247
Tractor Supply Co.	560,000	34,367
John Wiley & Sons, Inc., Class A	700,000	34,153
Time Warner Inc.	1,000,000	31,660
Kohl’s Corp.	680,000	31,511
CTC Media, Inc.	2,000,000	31,500
Staples, Inc.	2,100,000	30,954
Time Warner Cable Inc.	450,214	29,489
Sky Deutschland AG1	7,645,000	25,588
SJM Holdings Ltd.	9,342,000	21,430
Intercontinental Hotels Group PLC	1,117,223	18,970
Home Depot, Inc.	541,000	18,059
YUM! Brands, Inc.	286,000	15,550
Jumbo SA	2,234,000	12,548
NIKE, Inc., Class B	136,600	11,836
Multi Screen Media Private Ltd.1,2,3	79,866	6,643
		1,155,362

HEALTH CARE — 12.67%
Alere Inc.1	3,043,500	75,996
Biogen Idec Inc.1	692,400	65,224
Grifols, SA1	3,055,000	62,887
Medco Health Solutions, Inc.1	955,000	51,704
St. Jude Medical, Inc.	1,120,000	51,005
Stryker Corp.	1,037,000	50,647
Fresenius SE	465,000	48,134
Edwards Lifesciences Corp.1	636,600	48,031
McKesson Corp.	600,000	47,959
Thermo Fisher Scientific Inc.1	823,000	45,207
NuVasive, Inc.1	1,820,286	44,106
Hologic, Inc.1	2,419,550	40,261
Alexion Pharmaceuticals, Inc.1	600,000	34,767
Forest Laboratories, Inc.1	1,000,000	34,240
Allergan, Inc.	400,000	32,724
Medtronic, Inc.	700,000	24,549
Richter Gedeon Nyrt	130,000	24,054
Illumina, Inc.1	432,575	22,537
BioMarin Pharmaceutical Inc.1	720,000	21,301
Amgen Inc.	380,000	21,054
Amil Participações SA, ordinary nominative	1,825,000	20,624
Hill-Rom Holdings, Inc.	443,000	13,423
Volcano Corp.1	314,520	9,420
Teva Pharmaceutical Industries Ltd. (ADR)	196,000	8,107
ZOLL Medical Corp.1	135,700	6,063
Life Technologies Corp.1	123,000	5,166
ArthroCare Corp.1	103,500	3,357
		912,547

FINANCIALS — 12.66%
Industrial and Commercial Bank of China Ltd., Class H	104,500,000	68,720
AIA Group Ltd.	19,153,200	67,281
JPMorgan Chase & Co.	1,525,000	57,279
HDFC Bank Ltd.3	5,250,000	54,007
Société Générale	1,340,198	44,972
China Construction Bank Corp., Class H	60,164,050	44,665
Bank of China Ltd., Class H	100,556,000	41,586
State Street Corp.	1,110,100	39,431
Zions Bancorporation	2,140,000	37,322
Citigroup Inc.	1,166,500	36,220
Marsh & McLennan Companies, Inc.	1,200,000	35,664
Wells Fargo & Co.	1,362,300	35,556
Deutsche Bank AG	787,500	31,952
Chongqing Rural Commercial Bank Co., Ltd., Class H1	65,065,000	31,338
Banco Santander, SA	2,800,000	25,823
China Life Insurance Co. Ltd., Class H	10,220,000	25,675
Old Republic International Corp.	2,500,000	24,850
Aberdeen Asset Management PLC	7,370,000	23,999
Capitol Federal Financial, Inc.	2,100,000	22,533
AFLAC Inc.	577,800	21,795
Longfor Properties Co. Ltd.	13,800,000	19,993
Fifth Third Bancorp	1,800,000	19,116
First American Financial Corp.	1,170,900	17,856
Banco Santander (Brasil) SA, units (ADR)	859,085	8,264
Banco Santander (Brasil) SA, units	859,085	8,262
United Overseas Bank Ltd.	990,000	15,249
Banco Bradesco SA, preferred nominative	800,000	14,147
Genworth Financial, Inc., Class A1	1,846,269	12,758
Prudential PLC	1,017,823	10,252
Hana Financial Holdings	225,000	7,582
Synovus Financial Corp.	5,138,200	7,450
		911,597

INDUSTRIALS — 9.16%
AirAsia Bhd.3	102,620,000	115,412
Ryanair Holdings PLC (ADR)	3,604,700	95,236
Union Pacific Corp.	941,527	86,780
PT AKR Corporindo Tbk3	173,899,680	55,939
MSC Industrial Direct Co., Inc., Class A	880,000	54,270
Capita Group PLC	3,993,000	45,989
United Parcel Service, Inc., Class B	550,000	37,064
Verisk Analytics, Inc., Class A1	1,040,000	36,234
JG Summit Holdings, Inc.	49,780,000	28,252
CSX Corp.	1,037,700	22,767
Robert Half International Inc.	700,000	16,744
Exponent, Inc.1	350,300	14,804
United Continental Holdings, Inc.1	787,500	14,640
AMR Corp.1	3,000,000	10,860
Watsco, Inc.	134,000	7,993
Hays PLC	4,797,000	5,879
Beacon Roofing Supply, Inc.1	300,000	5,568
United Stationers Inc.	164,320	5,183
		659,614

TELECOMMUNICATION SERVICES — 5.36%
Crown Castle International Corp.1	1,910,200	82,960
América Móvil, SAB de CV, Series L (ADR)	3,231,200	82,589
Millicom International Cellular SA (SDR)	578,269	64,971
Vodafone Group PLC	11,560,000	30,212
MetroPCS Communications, Inc.1	2,223,832	24,818
PT XL Axiata Tbk3	34,745,740	21,089
SOFTBANK CORP.	635,000	20,957
Avanti Communications Group PLC1	3,488,372	18,913
tw telecom inc.1	900,000	17,361
Leap Wireless International, Inc.1	982,252	8,880
Telephone and Data Systems, Inc.	300,000	7,689
United States Cellular Corp.1	139,500	6,032
		386,471

ENERGY — 1.71%
Schlumberger Ltd.	1,052,400	82,214
FMC Technologies, Inc.1	700,000	31,122
Baker Hughes Inc.	165,000	10,083
		123,419

MATERIALS — 1.21%
Monsanto Co.	449,950	31,015
Ube Industries, Ltd.	9,250,000	28,993
Nitto Denko Corp.	700,000	27,088
		87,096

UTILITIES — 1.14%
Scottish and Southern Energy PLC	1,705,000	35,980
International Power PLC	5,000,000	27,596
GDF SUEZ	594,477	18,749
		82,325

CONSUMER STAPLES — 0.71%
Costco Wholesale Corp.	650,000	51,051

MISCELLANEOUS — 4.92%
Other common stocks in initial period of acquisition		354,412

Total common stocks (cost: $5,555,436,000)		6,259,341

Preferred stocks — 0.06%

MISCELLANEOUS — 0.06%
Other preferred stocks in initial period of acquisition		4,064

Total preferred stocks (cost: $4,000,000)		4,064

	Shares or
Convertible securities — 1.27%	principal amount

CONSUMER DISCRETIONARY — 1.05%
Groupon Inc., Series G, convertible preferred1,2,3	1,187,085	75,974

INDUSTRIALS — 0.16%
AMR Corp. 6.25% convertible notes 2014	$15,000,000	11,306

FINANCIALS — 0.06%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	316,000	4,585

Total convertible securities (cost: $60,156,000)		91,865

	Principal amount	Value
Short-term securities — 11.91%	(000)	(000)

Fannie Mae 0.06%–0.18% due 12/1/2011–1/19/2012	$190,730	$190,700
Freddie Mac 0.06%–0.18% due 11/7/2011–4/3/2012	158,000	157,981
Federal Home Loan Bank 0.09%–0.331% due 11/28/2011–5/16/2012	82,600	82,577
General Electric Capital Services, Inc. 0.14%–0.19% due 9/27–11/2/2011	80,400	80,384
NetJets Inc. 0.03%–0.14% due 9/1–11/7/20114	71,900	71,887
Coca-Cola Co. 0.12%–0.16% due 9/14/2011–1/6/20124	70,000	69,982
Private Export Funding Corp. 0.12%–0.16% due 11/15–12/16/20114	70,000	69,961
Variable Funding Capital Company LLC 0.17% due 10/14–10/25/20114	47,400	47,385
CAFCO, LLC 0.17% due 9/15/2011	38,000	37,997
Jupiter Securitization Co., LLC 0.16% due 9/14/20114	22,200	22,199
Paccar Financial Corp. 0.14% due 10/14/2011	13,700	13,696
PepsiCo Inc. 0.09% due 9/2/20114	13,000	13,000

Total short-term securities (cost: $857,660,000)		857,749

Total investment securities (cost: $6,477,252,000)		7,213,019
Other assets less liabilities		(9,882)

Net assets		$7,203,137

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Groupon Inc., Series G, convertible preferred	12/17/2010	$37,500	$75,974	1.06%
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	31,574	6,643	.09
Total restricted securities		$69,074	$82,617	1.15%

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $337,697,000, which represented 4.69% of the net assets of the fund. This amount includes $255,080,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,414,000, which represented 4.09% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended August 31, 2011, appear below.

						Value
						of affiliate
					Dividend income	at 8/31/2011
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)
Exponent, Inc.*	762,515	—	412,215	350,300	$—	$—

*Unaffiliated issuer at 8/31/2011.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$1,535,447	$—		$—	$1,535,447
Consumer discretionary	1,148,719	—		6,643	1,155,362
Health care	912,547	—		—	912,547
Financials	857,590	54,007	*	—	911,597
Industrials	488,263	171,351	*	—	659,614
Telecommunication services	365,382	21,089	*	—	386,471
Energy	123,419	—		—	123,419
Materials	87,096	—		—	87,096
Utilities	82,325	—		—	82,325
Consumer staples	51,051	—		—	51,051
Miscellaneous	345,779	8,633	*	—	354,412
Preferred stocks	4,064	—		—	4,064
Convertible securities	4,585	11,306		75,974	91,865
Short-term securities	—	857,749		—	857,749
Total	$6,006,267	$1,124,135		$82,617	$7,213,019

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $255,080,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the nine months ended August 31, 2011 (dollars in thousands):

	Beginning					Ending
	value		Net realized	Unrealized	Transfers	value
	at 12/1/2010	Purchases	loss	appreciation	out of Level 3†	at 8/31/2011
Investment securities	$6,733	$37,500	$(88)	$38,734	$(262)	$82,617

Net unrealized appreciation during the period on Level 3 investment securities held at August 31, 2011 (dollars in thousands)†:						$38,646

† Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,248,968
Gross unrealized depreciation on investment securities	(513,233)
Net unrealized appreciation on investment securities	735,735
Cost of investment securities for federal income tax purposes	6,477,284

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-914-1011O-S29393

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 28, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 28, 2011